Securities (Securities Available for Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities, Total	$ 121,153	$ 110,060
Fair Value of AFS Securities, Total	122,338	111,281
Gross Unrealized Gains on AFS Securities, Total	1,371	1,450
Gross Unrealized Losses on AFS Securities, Total	(186)	(229)
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	7,908	2,918
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	42,253	51,629
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	22,004	12,497
Amortized Cost of AFS Securities, Total	72,165	67,044
Fair Value of AFS Securities Maturing Within One Year	7,996	2,947
Fair Value of AFS Securities Maturing After One Year But Within Five Years	42,796	52,202
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	22,025	12,539
Fair Value of AFS Securities, Total	72,817	67,688
Gross Unrealized Gains on AFS Securities Maturing Within One Year	88	29
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	543	584
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	53	42
Gross Unrealized Gains on AFS Securities, Total	684	655
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years		(11)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(32)
Gross Unrealized Losses on AFS Securities, Total	(32)	(11)
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	10,448	11,076
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	29,595	21,944
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	4,727	3,976
Amortized Cost of AFS Securities Maturing After Ten Years	731
Amortized Cost of AFS Securities, Total	45,501	36,996
Fair Value of AFS Securities Maturing Within One Year	10,505	11,154
Fair Value of AFS Securities Maturing After One Year But Within Five Years	29,809	22,289
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	4,936	4,147
Fair Value of AFS Securities Maturing After Ten Years	726
Fair Value of AFS Securities, Total	45,976	37,590
Gross Unrealized Gains on AFS Securities Maturing Within One Year	57	78
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	246	369
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	215	173
Gross Unrealized Gains on AFS Securities, Total	518	620
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(32)	(24)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(6)	(2)
Gross Unrealized Losses on AFS Securities Maturing After Ten Years	(5)
Gross Unrealized Losses on AFS Securities, Total	(43)	(26)
Corporate notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years		1,000
Amortized Cost of AFS Securities, Total		1,000
Fair Value of AFS Securities Maturing After One Year But Within Five Years		1,004
Fair Value of AFS Securities, Total		1,004
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years		4
Gross Unrealized Gains on AFS Securities, Total		4
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	2,502	4,035
Fair Value of AFS Securities Without Single Maturity Date	2,526	4,109
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	24	74
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	985	985
Fair Value of AFS Securities Without Single Maturity Date	1,019	890
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	145	97
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	$ (111)	$ (192)